Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Entities under Common Control [Member]	Common Stock Including Additional Paid in Capital [Member]	Common Stock Including Additional Paid in Capital [Member] Class A [Member]	Common Stock Including Additional Paid in Capital [Member] Class B [Member]	Accumulated Deficit [Member]	SPT Explorer LLC And Navigator Spirit LLC [Member]	SPT Explorer LLC And Navigator Spirit LLC [Member] Entities under Common Control [Member]	SPT Explorer LLC And Navigator Spirit LLC [Member] Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2013	$ 300,830	$ 16,158		$ 673,092	$ 125	$ (388,545)
Beginning Balance, shares (in shares) at Dec. 31, 2013			83,591
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	60,538	3,396				57,142
Proceeds from issuance of common stock, net of offering costs (in shares)				24,167
Proceeds from issuance of Class A common stock, net of offering costs	111,190			$ 111,190
Value assigned to share issuance to Teekay Corporation for purchase of TTOL (in shares)					4,221
Value adjustment to share issuance to Teekay Corporation for purchase of TTOL	17,010				$ 17,010
Purchase of TTOL from Teekay Corporation	(6,626)					(6,626)
Equity contribution from Teekay Corporation	1,267					1,267
Net change in parent's equity from Entities under Common Control	3,001	3,001
Dividends declared	(10,165)					(10,165)
Equity-based compensation (in shares)			85
Equity-based compensation	1,233			1,233
Ending Balance at Dec. 31, 2014	478,278	22,555		$ 785,515	$ 17,135	(346,927)
Ending Balance , shares (in shares) at Dec. 31, 2014			112,064
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	179,635	2,708				176,927
Proceeds from issuance of common stock, net of offering costs (in shares)				37,201	6,512
Proceeds from issuance of Class A common stock, net of offering costs	246,032			$ 246,032
Proceeds from issuance of Class B common stock, net of offering costs	45,500				$ 45,500
Value adjustment to share issuance to Teekay Corporation for purchase of TTOL	(239)					(239)
Net change in parent's equity from Entities under Common Control	1,928	1,928
Acquisition of SPT Explorer and Navigator Spirit from Teekay Offshore Partners L.P.							$ (40,502)	$ (27,191)	$ (13,311)
Dividends declared	(33,863)					(33,863)
Equity-based compensation (in shares)			254
Equity-based compensation	692			692
Ending Balance at Dec. 31, 2015	877,461	0		$ 1,032,239	62,635	(217,413)
Ending Balance , shares (in shares) at Dec. 31, 2015			156,031
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	62,855	0				62,855
Proceeds from issuance of common stock, net of offering costs (in shares)				3,020
Proceeds from issuance of Class A common stock, net of offering costs	7,558			$ 7,558
Dividends declared	(28,122)					(28,122)
Equity-based compensation (in shares)			253
Equity-based compensation	872			872
Ending Balance at Dec. 31, 2016	$ 920,624	$ 0		$ 1,040,669	$ 62,635	$ (182,680)
Ending Balance , shares (in shares) at Dec. 31, 2016			159,304